Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

VIA EDGAR
May 30, 2017

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Rydex Series Funds (File Nos. 033-59692 and 811-07584) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 165 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 165”). The purpose of PEA No. 165 is to reflect revised principal investment strategies and other corresponding changes for the Long Short Equity Fund, a separate series of the Trust.
Please do not hesitate to contact me at 202.373.6101 with any questions or comments.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores